Risks arising from Financial instruments - Schedule of Commodity Derivatives Outstanding (Detail) - Commodity price risk [member] - Commodity derivatives [member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	$ 2,942	$ 2,496
Aluminum [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	2,312	1,841
Energy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	212	207
Corn [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	197	203
Plastic [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	86	79
Sugar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	66	73
Wheat [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	43	47
Rice [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	$ 26	$ 46